Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options

	For the years ended December 31,
	2021	2022	2023

Risk-free interest rates	1.31%-1.69%	1.52%-4.08%	3.81%-5.13%
Expected volatility	46.28%-46.87%	46.29%-50.26%	50.31%-50.55%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying ordinary shares	$22.0375-$46.5375	$10.6625-$17.8550	$17.1475-$36.3175
Fair value of share option	$22.0310-$46.5310	$10.6560-$17.8485	$17.1425-$36.3127

Schedule of recognized share-based compensation expenses

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Costs of revenues	26,624	33,788	132,470	18,658
Sales and marketing expenses	1,612,219	2,158,676	2,354,097	331,568
General and administrative expenses	792,421	3,004,327	2,289,272	322,437
Research and development expenses	2,343,466	2,521,574	2,302,955	324,364
	4,774,730	7,718,365	7,078,794	997,027

Stock option
Share-Based Compensation
Schedule of Group's share-based compensation activities

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	share options	price	fair value	value	term
		US$	US$	US$	Years
Outstanding as of December 31, 2022	511,631,888	0.0065	5.2248	10,427,570	15.44
Granted	98,048,400	0.0065	24.5402
Forfeited	(11,854,180)	0.0065	5.8944
Exercised	(182,380,476)	0.0065	3.6994
Outstanding as of December 31, 2023	415,445,632	0.0065	10.4340	15,193,262	15.71
Vested and expected to vest as of December 31, 2023	415,445,632	0.0065	10.4340	15,193,262	15.71
Exercisable as of December 31, 2023	284,151,962	0.0065	4.5980	10,391,721	14.09

RSU
Share-Based Compensation
Schedule of Group's share-based compensation activities

		Weighted
		average grant
	Number of RSUs	date fair value
		US$
Outstanding as of December 31, 2022	81,984,488	15.5100
Granted	36,331,044	23.3860
Vested	(26,726,376)	14.6771
Forfeited	(3,126,540)	19.3649
Outstanding as of December 31, 2023	88,462,616	18.8600